Property and Equipment, Net (Depreciation expenses of property and equipment) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 38.1	$ 5.9	¥ 31.6	¥ 28.7
Computers [Member] | Service Life [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses, as a result of the change in estimated useful lives	¥ 2.4	$ 0.4